SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 21. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table sets forth selected quarterly financial data for the years ended December 28, 2012 and December 30, 2011. The selected quarterly financial data presented below should be read in conjunction with the rest of the information in this report.

	2012 Quarters Ended
(In millions, except per share data)	December 28	March 30	June 29	September 28

Revenues	$2,361.5	$2,690.7	$2,947.6	$2,972.7
Cost of revenues	(2,203.2)	(2,527.5)	(2,753.3)	(2,810.5)
Acquisition-related expenses (1)	(5.6)	(11.3)	0.8	—
Operating income (loss) (2)	161.4	149.5	203.6	171.4
Other income (expense) (3)	2.5	(9.2)	10.8	(3.6)
Income tax benefit (expense)	(48.6)	(40.5)	(66.1)	(34.7)
Net income including noncontrolling interests	105.5	79.1	127.8	113.4
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(25.5)	(21.1)	(42.8)
Net income attributable to URS	79.7	53.6	106.7	70.6

Earnings per share:
Basic	$1.08	$0.72	$1.43	$0.95
Diluted	$1.07	$0.72	$1.43	$0.95
Weighted-average shares outstanding:
Basic	74.0	74.2	74.5	74.5
Diluted	74.3	74.6	74.6	74.6

	2011 Quarters Ended
(In millions, except per share data)	December 30	April 1	July 1	September 30

Revenues	$2,319.8	$2,360.3	$2,471.7	$2,393.2
Cost of revenues	(2,202.7)	(2,228.3)	(2,300.1)	(2,257.7)
Acquisition-related expenses	—	(1.0)	—	—
Restructuring costs (4)	—	—	—	(5.5)
Goodwill impairment (5)	—	—	(798.1)	(27.7)
Operating income (6)	132.1	150.6	(620.2)	114.1
Income tax benefit (expense)	(39.0)	(45.5)	39.5	(46.8)
Net income (loss) including noncontrolling interests	87.9	100.0	(585.8)	60.6
Noncontrolling interests in income of consolidated subsidiaries	(25.8)	(33.2)	(37.3)	(32.2)
Net income (loss) attributable to URS	62.1	66.8	(623.1)	28.4

Earnings (loss) per share:
Basic	$0.79	$0.87	$(8.05)	$0.37
Diluted	$0.79	$0.86	$(8.05)	$0.37
Weighted-average shares outstanding:
Basic	78.4	77.2	77.4	76.3
Diluted	78.8	77.7	77.4	76.4

  For the year ended December 28, 2012, we recorded acquisition-related expenses in connection with our acquisition of Flint. See further discussion in Note 8, “Acquisitions.”
  For the first quarter of 2012, we revised our operating income from $163.9 million, as previously reported in our 10-Q, to $161.4 million due to the reclassification of a $2.5 million gain recognized on foreign currency forward contracts from “General and administrative expenses” to “Other income (expenses)” on our Consolidated Statements of Operations. This revision had no impact on net income attributable to URS or EPS.
  During fiscal 2012, “Other income (expenses)” represents foreign currency gains (losses) recognized on intercompany financing arrangements and foreign currency forward contracts. See further discussion in Note 11, “Fair Value of Debt Instruments and Derivative Instruments.”
  For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”
  For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively.

  During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”

  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million or $0.18 per share on an after-tax basis in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.